8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of valuation of stock options granted (Details)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Details
Risk-free interest rate	0.24%	1.56%	1.93%
Expected life of options	1 year	1 year	5 years
Annualized volatility	98.41%	118.49%	103.17%
Dividends	0.00%	0.00%	0.00%